Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - CNY (¥) ¥ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Penalty payable	¥ 75,613	¥ 103,708
Refundable deposits from members, current	22,026	32,204
Payable for investments and acquisitions	5,006	5,006
Payable to former shareholders of acquirees	10,997	9,838
Accrued payroll	9,114	13,194
VAT payable	5,215	6,282
Other taxes payable	3,254	3,752
Interests payable	1,203	903
Others	5,504	1,475
Third-party loans	41,394	51,787
Amounts reimbursable to employees	1,879	1,731
Total	¥ 181,205	¥ 229,880